Related party and employee transactions (Details) ¥ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 15, 2017 Member	Jun. 28, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties			$ 24,583,947	$ 17,731,875
Interest due from related party			0
Advances to employees			1,482,166	620,462
Fixed payment terms			0
Amounts due to related parties-current			69,307,495	66,229,724
Amounts due to related parties-non current			1,542,922
Amounts due to related parties			70,850,417	$ 66,229,724
Initial Cost			$ 9,098,521
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt term			1 year	1 year
Beijing Starry Sky Cinema Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 20,559,007	$ 17,731,875
Interest due from related party			$ 0	$ 0
Term of expected repayment form related party			1 year	1 year
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 1,327,623
Interest due from related party			$ 0
Term of expected repayment form related party			1 year
Initial Cost | ¥					¥ 40
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			75.00%
Equity Method Investment, Ownership Percentage			25.00%		25.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%		100.00%
Business Combination, Consideration Transferred			$ 0
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 10
Equity Method Investment, Ownership Percentage			25.00%		25.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Beijing Future Xinzhihui Science and Technology Development Center [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 30
Equity Method Investment, Ownership Percentage			75.00%		75.00%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 1,218,001
Interest due from related party			$ 0
Term of expected repayment form related party			1 year
Initial Cost | ¥					¥ 30
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			66.67%
Equity Method Investment, Ownership Percentage			33.33%		33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%		100.00%
Business Combination, Consideration Transferred			$ 0
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 10
Equity Method Investment, Ownership Percentage			33.33%		33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 20
Equity Method Investment, Ownership Percentage			66.67%		66.67%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 1,479,316
Interest due from related party			$ 0
Term of expected repayment form related party			1 year
Initial Cost | ¥					¥ 30
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			66.67%
Equity Method Investment, Ownership Percentage			33.33%		33.33%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%		100.00%
Business Combination, Consideration Transferred			$ 0
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 10
Equity Method Investment, Ownership Percentage			33.33%		33.33%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Beijing Future Xinhujin Science and Technology Development Center [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥					¥ 20
Equity Method Investment, Ownership Percentage			66.67%		66.67%
Shenzhen Pingjia Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties-current			$ 69,307,495	$ 66,229,724
Interest Payable			4,209,479	2,657,575
Shenzhen Pingjia Investment Management Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			65,098,016	63,572,149
Shenzhen Pingjia Investment Management Co., Ltd. [Member] | Unsecured Debt [Member] | Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 24,664,915	$ 24,086,781
Stated rate			12.00%	12.00%	12.00%
Xinzheng Meihang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties-non current			$ 1,542,922
Interest Payable			209,701
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 1,333,221
Debt term			3 years
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Unsecured Debt [Member] | Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 1,333,221
Stated rate			10.00%		10.00%
Xinyuan Technology Service Co., Ltd. ("Xinyuan Service") [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold		6.00%
Equity Method Investment, Amount Sold		$ 506,696
Beijing Xinyuan Future Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Formation of companies, number of senior management members | Member	1